CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Balance Sheets - Additional (Details) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	40,000,000,000	40,000,000,000
Ordinary shares, shares issued (in shares)	3,805,284,801	4,531,784,801
Ordinary shares, shares outstanding (in shares)	3,687,690,772	4,479,857,667
Parent Company
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	40,000,000,000	40,000,000,000
Ordinary shares, shares issued (in shares)	4,531,784,801	3,805,284,801
Ordinary shares, shares outstanding (in shares)	4,479,857,667	3,687,690,772